Leases - The Group as a Lessee (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Quantitative Information About Right-Of-Use Assets

Right-of-use (“ROU”) assets:

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	24,858	22,832
Additions	813	2,754
Expiration of leases	(702)	(1,696)
Shorten of leases	(198)	—
Acquisition of subsidiaries	—	1,003
Currency revaluation adjustments	(381)	(35)
End of financial year	24,390	24,858
Accumulated depreciation
Beginning of financial year	9,439	6,797
Depreciation charge	4,556	4,330
Impairment	—	8
Expiration of leases	(702)	(1,696)
Shorten of leases	(153)	—
Currency revaluation adjustments	(225)	— *
End of financial year	12,915	9,439
Net book value	11,475	15,419

* Less than $1,000

Lease liabilities:

	2022	2021
	$’000	$’000
Current	4,104	4,439
Non-current	8,339	12,452
	12,443	16,891

(b)
Interest expense

	2022	2021	2020
	$’000	$’000	$’000
Interest expense on lease liabilities	648	742	727
(c)
Lease expense not capitalised in lease liabilities

	2022	2021	2020
	$’000	$’000	$’000
Short-term lease expense	112	94	68
Low-value lease expense	52	61	28
Total	164	155	96